Note 2 - Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	Dec. 31, 2025
Laboratory Equipment [Member]
Laboratory equipment (in years) (Year)	5 years
Office Equipment [Member]
Laboratory equipment (in years) (Year)	3 years